COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES
NOTE 13 – COMMITMENTS AND CONTINGENCIES

Office Lease

We lease administrative office space in Boca Raton, Florida pursuant to a 63 month non-cancelable operating lease commencing on July 1, 2013 and expiring on September 30, 2018.  The lease stipulates, among other things, average base monthly rents of $28,442 (inclusive of estimated operating expenses) and sales tax, for a total future minimum payments over the life of the lease of $1,791,900.

The rental expense related to our prior lease which expired June 30, 2013 totaled $60,168 and $56,918 for the six months ended June 30, 2013 and 2012, respectively.

Litigation

We are party to various legal actions arising in the ordinary course of business, including actions related to our intellectual property. While it is not feasible to determine the actual outcome of these actions at this time, we do not believe that these matters, including those described below, will have a material adverse effect on our consolidated financial condition, results of operations, or cash flows.

Aceto Corporation

On November 13, 2012, Aceto Corporation filed a lawsuit against TherapeuticsMD and Boca-Green in the United States District Court for the Southern District of Florida seeking to enjoin us from using the Quatrefolic product and trademarks, among other things. On July, 17, 2013, the Court dismissed Aceto Corporation’s Complaint with leave to file an Amended Complaint on or before August 5, 2013. Based on our assessment of the case which is in the discovery stage, we believe that the case is without merit and, as a result, should not have a material adverse effect on our consolidated financial condition, results of operations, or cash flows.

Avion Pharmaceuticals, LLC

On November 30, 2012, Avion Pharmaceuticals, LLC, filed a lawsuit against TherapeuticsMD and Boca- Green in the United States District Court for the Northern District of Georgia seeking to enjoin us from using the Prena1 name, among other things. Based on our assessment of the case which is in the discovery stage, we believe that the case is without merit and, as a result, should not have a material adverse effect on our consolidated financial condition, results of operations, or cash flows.

For additional information on these litigation matters, see our Annual Report on Form 10-K for the year ended December 31, 2012.

NOTE 14– COMMITMENTS AND CONTINGENCIES

Operating Lease

We lease administrative and distribution facilities in Boca Raton, Florida pursuant to a 45 month non-cancelable operating lease expiring in 2013. The lease stipulates, among other things, base monthly rents ranging from $5,443 to $5,933 over the term of the lease plus our share of monthly estimated operating expenses of $3,500 and sales tax. The lease expires May 31, 2013 and we believe we will be able to extend the lease in a manner adequate to meet our current needs.

The rental expense related to this lease totaled $106,315 and $122,752 for the years ended December 31, 2012 and 2011, respectively. Future minimum rental payments through May 31, 2013 total $29,667.

 Employment Agreements

On November 8, 2012, the Compensation Committee of our Board of Directors recommended that the Board of Directors approve employment agreements with our executive officers, namely: Chief Executive Officer (Robert G. Finizio), President (John C.K. Milligan, IV) and Chief Financial Officer (Daniel A. Cartwright) (each an “Executive; together the “Executives”). Our Board of Directors approved the Employment Agreements with an effective date of November 8, 2012. With the exception of compensation, the three-year employment agreements are substantially the same with the Executives receiving employee benefits, vacation and other perquisites as may be determined from time to time and an automatic renewal option for one additional year. Conditions of termination for all employment agreements call for (i) termination immediately upon death, (ii) termination upon a disability in which the Executive is unable to perform his duties for more than 180 total calendar days during any 12-month period, (iii) voluntary termination by the Executive upon a 14 calendar day prior notice, (iv) involuntary termination by our company without cause with 60-day notice or 90-day notice when termination is due to the non-extension of the employment term by our company, (v) termination for cause and (vi) termination for good reason wherein the Executive shall have 90 days from the date of notice to terminate his employment. In addition, if we are subject to a change in control, the Executive shall be entitled to receive severance benefits as outlined therein. The employment agreements contain standard provisions for confidentiality and noncompetition.

Compensation for services rendered by Robert G. Finizio as Chief Executive Officer calls for: (i) a time-based ten-year stock option (the “Time-Based Option”) granted and issued on November 30, 2012 (“Date of Grant”) to purchase 900,000 shares of our Common Stock with the exercise price equal to the closing price of our Common Stock on the Date of Grant with the underlying shares vesting annually over three years on the anniversary of the employment date, (ii) the right to receive a performance-based ten-year stock option (the “Performance-Based Option”) in an amount to be determined, (iii) a base salary of not less than $355,100 per year and (iv) an annual short-term incentive compensation bonus of up to 35% of the base salary, at the discretion of our Board of Directors.

Compensation for services rendered by John C.K. Milligan, IV as President calls for: (i) a Time-Based Option granted and issued on the Date of Grant to purchase 800,000 shares of our Common Stock with the exercise price equal to the closing price of our Common Stock on the Date of Grant with the underlying shares vesting annually over three years on the anniversary of the employment date, (ii) the right to receive a Performance-Based Option in an amount to be determined, (iii) a base salary of not less than $288,100 per year and (iv) an annual short-term incentive compensation bonus of up to 30% of the base salary, at the discretion of our Board of Directors.

Compensation for services rendered by Daniel A. Cartwright as Chief Financial Officer calls for: (i) a Time-Based Option granted and issued on the Date of Grant to purchase 700,000 shares of our Common Stock with the exercise price equal to the closing price of our Common Stock on the Date of Grant with the underlying shares vesting annually over three years on the anniversary of the employment date, (ii) the right to receive a Performance-Based Option in an amount to be determined, (iii) a base salary of not less than $257,100 per year and (iv) an annual short-term incentive compensation bonus of up to 30% of the base salary, at the discretion of our Board of Directors.

 The employment agreements provide that as soon as reasonably practicable, we shall file a Form S-8 registration statement, subsequent to any S-1 or S-3 registration statement, to register the issuance of shares under the Time-Based Options.

In addition, should we experience a change in control, the executives are entitled to receive severance benefits in conjunction with a qualifying termination or Change in Control (“CIC”) Severance Benefits. A qualifying termination includes the occurrence of any one or more of the following events on or after the date of the announcement of a transaction which would lead to a change in control and up to 12 months following the date of the change of control shall trigger the payment of CIC Severance Benefits: (a) an involuntary termination of the Executive’s employment by us for reasons other than cause, death or disability, and (b) the voluntary termination by the Executive for Good Reason as evidenced by a Notice of Termination delivered to the us by the Executive. CIC Severance Benefits include (i) an amount equal to 1.0 to 1.5 times the Executive’s annual Base Salary established for the fiscal year in which the termination occurs, (ii) an amount equal to 1,0 to 1.5 times the Executive’s Targeted Annual Bonus Award established for the fiscal year in which the termination occurs, (iii) an amount equal to the Executive’s unpaid Base Salary and accrued but unused vacation pay through the date of termination, (iv) all outstanding long-term incentive awards shall accelerate and become fully vested, (v) a continuation of the welfare benefits of health care, life and accidental death and dismemberment, and disability insurance coverage for 1.0 to 1.5 years after the termination. The payment of the CIC Severance Benefits mentioned herein shall be paid in cash to the Executive in a single lump sum within sixty (60) days of termination.

Litigation

We are party to various legal actions arising in the ordinary course of business, including actions related to our intellectual property. While it is not feasible to determine the actual outcome of these actions at this time, we do not believe that these matters, including those described below, will have a material adverse effect on our consolidated financial condition, results of operations, or cash flows.

Aceto Corporation

On November 13, 2012, Aceto Corporation filed a lawsuit against our company in the United States District Court for the Southern District of Florida. The lawsuit alleges, among other things, that we are improperly obtaining and using the Quatrefolic product and related trademarks that we have acquired pursuant to an allegedly invalid sublicense with Pernix Therapeutics, LLC, a subsidiary of Pernix Therapeutics Holdings, Inc., or Pernix. Cooper C. Collins, a member of our Board of Directors, is the President, Chief Executive Officer, and a director of Pernix. The lawsuit seeks to enjoin us from using the Quatrefolic products and trademarks, in addition to unspecified actual and punitive damages. We filed a motion to dismiss on January 2, 2013, as amended on February 27, 2013. Based on our initial assessment of the case which is in the pre-discovery stage, we believe that the case is without merit and, as a result, should not have a material adverse effect on our consolidated financial condition, results of operations, or cash flows.

Avion Pharmaceuticals, LLC

On November 30, 2012, Avion Pharmaceuticals, LLC (‘Avion”), filed a lawsuit against our company in the United States District Court for the Northern District of Georgia. The lawsuit alleges, among other things, unfair competition and trademark infringement against Avion’s “Prenate” trademarks based on the use of our Prena1 branded products which we launched in November 2012. The lawsuit seeks to enjoin us from using the Prena1 name, in addition to unspecified actual and punitive damages. We filed an answer and counterclaim on January 17, 2013, as amended on February 27, 2013. Based on our initial assessment of the case which is in the early discovery stage, we believe that the case is without merit and, as a result, should not have a material adverse effect on our consolidated financial condition, results of operations, or cash flows.

NOTE M – COMMITMENTS AND CONTINGENCIES

The Company leases administrative and distribution facilities in Boca Raton, Florida pursuant to a forty-five month non-cancelable operating lease expiring in 2013.  The lease stipulates, among other things, base monthly rents of $5,443 plus the Company’s share of monthly estimated operating expenses of $3,500 and sales tax.  The lease contains one renewal option for an additional two-year period.

The rental expense related to this lease totaled $106,315 and $116,175 for the years ended December 31, 2011 and 2010.

As of December 31, 2011, future minimum rental payments are as follows:

Years Ending December 31,
2012	$111,725
2013	56,601
2014	-0-
2015	-0-
Thereafter	-0-
Total	$168,326

In December 2011, the Company paid approximately $245,000 to a non-affiliated third party for fees related to research and development of new products.  The Company believes that it could incur additional related fees up to $950,000 in 2012.